Property, equipment and software, net (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, equipment and software, net
Depreciation expenses for property, equipment and software	132,442,355	123,749,329	122,235,919